Segment information - Schedule of revenue and noncurrent assets by geographical location (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of geographical areas [line items]
Revenue	$ 94,288	$ 84,813	$ 188,410	$ 168,305
U.S.
Disclosure of geographical areas [line items]
Revenue	58,462	60,498	115,930	121,512
Canada
Disclosure of geographical areas [line items]
Revenue	4,660	4,698	9,182	9,247
United Kingdom
Disclosure of geographical areas [line items]
Revenue	16,862	14,125	33,508	26,339
Germany
Disclosure of geographical areas [line items]
Revenue	5,827	217	13,928	447
International-other
Disclosure of geographical areas [line items]
Revenue	$ 8,477	$ 5,275	$ 15,862	$ 10,760